Consolidated Statements of Changes in Stockholders' Equity - MXN ($) $ in Thousands	Capital Stock	Additional paid-in capital	Retained earnings	Repurchase of own capital stock reserve	Accumulated Other comprehensive income (loss), net (Note 19)	Total controlling interest	Non-controlling Interest	Total
Balance at Dec. 31, 2019	$ 2,832,268	$ 4,575,233	$ 19,986,881	$ 2,940,332	$ 2,250,263	$ 32,584,977	$ 24,800	$ 32,609,777
Repurchase of own capital stock, net				(41,984)		(41,984)		(41,984)
Dividends paid			(1,990,000)			(1,990,000)		(1,990,000)
Comprehensive income (loss)			2,798,188		(368,532)	2,429,656	11,210	2,440,866
Balance at Dec. 31, 2020	2,832,268	4,575,233	20,795,069	2,898,348	1,881,731	32,982,649	36,010	33,018,659
Repurchase of own capital stock, net				(74,497)		(74,497)		(74,497)
Comprehensive income (loss)			9,444,208		(593,453)	8,850,755	5,151	8,855,906
Balance at Dec. 31, 2021	2,832,268	4,575,233	30,239,277	2,823,851	1,288,278	41,758,907	41,161	41,800,068
Repurchase of own capital stock, net				(90,129)		(90,129)		(90,129)
Comprehensive income (loss)			7,862,671		(1,574,720)	6,287,951	(3,514)	6,284,437
Balance at Dec. 31, 2022	$ 2,832,268	$ 4,575,233	$ 38,101,948	$ 2,733,722	$ (286,442)	$ 47,956,729	$ 37,647	$ 47,994,376